EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Sep. 30, 2014
EMPLOYEE DEFINED CONTRIBUTION PLAN
17.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$3,199, US$3,910 and US$5,331 for the years ended September 30, 2012, 2013 and 2014, respectively. Employee benefits from continuing operations were US$3,164, US$3,910 and US$5,331, and from discontinued operations were US$35, US$ nil and US$ nil for the years ended September 30, 2012, 2013 and 2014, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employee in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the consolidated statements of operations as incurred. The total amounts for such employee benefits were US$2, US$2 and US$2 for the years ended September 30, 2012, 2013 and 2014, respectively, which were included in continuing operations.